Statements of Comprehensive Income - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Comprehensive Income [Abstract]
Net income		$ 2.0	$ 2.9	$ 21.5
Other comprehensive loss:
Change in unrealized gains on securities, net of taxes of $0.3 million, $0.1 million, and $1.9 million, respectively	[1]	(1.1)	(0.2)	(3.5)
Total other comprehensive loss		(1.1)	(0.2)	(3.5)
Total comprehensive income		$ 0.9	$ 2.7	$ 18.0

[1]	Includes changes in other-than-temporary impairment losses recognized in other comprehensive income.